SUBSEQUENT EVENT (Details) - Acquisition of Great Bear Resources $ / shares in Units, item in Millions, EquityInstruments in Millions, $ in Billions, $ in Billions	Dec. 08, 2021 USD ($)	Dec. 08, 2021 CAD ($) EquityInstruments item $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Upfront payment	$ 1.4	$ 1.8
Common share price | $ / shares		$ 29.00
Number shares issued | EquityInstruments		80.7
Exchange ratio	0.1330	0.1330
Contingent consideration payable | item		8.5
Contingent Payable, Great Bear Resources	$ 1.1	$ 1.4